UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

972 West Campus Lane

Goleta, CA 93117

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

972 West Campus Lane

Goleta, CA 93117

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

VYSVX

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025

This annual shareholder report contains important information about the Vericimetry U.S. Small Cap Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund such as the prospectus, financial information, and fund holdings at https://www.vericimetry.com/vysvx/fund-information.php. You can also request this information by contacting us at 1-855-755-7550.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vericimetry U.S. Small Cap Value Fund	$29	0.60%*

*	Annualized

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$155,888,635
Total number of portfolio holdings	866
Portfolio turnover rate as of the end of the reporting period	18%

Vericimetry U.S. Small Cap Value Fund | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.

TOP TEN HOLDINGS

Mr Cooper Group, Inc.	1.01%
SkyWest, Inc.	0.81%
Taylor Morrison Home Corp.	0.79%
Group 1 Automotive, Inc.	0.75%
GATX Corp.	0.74%
Carpenter Technology Corp.	0.73%
Assured Guaranty Ltd.	0.69%
Jackson Financial, Inc. - Class A	0.65%
CNO Financial Group, Inc.	0.64%
Element Solutions, Inc.	0.63%

ASSET ALLOCATION

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, and fund holdings at https://www.vericimetry.com/vysvx/fund-information.php. You can also request this information by contacting us at 1-855-755-7550.

Principal Risks of Investing

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. Please read the prospectus carefully before investing.

Vericimetry U.S. Small Cap Value Fund | 2

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements.

Vericimetry U.S. Small Cap Value Fund

Semi-Annual Financial Statements and Other Information

(Form N-CSR Items 7-11)

March 31, 2025

Vericimetry Funds

TABLE OF CONTENTS
MARCH 31, 2025

Please note the Financial Statements and Other Information only contains Items 7-11 required on Form N-CSR. All other required items will be filed with the SEC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

AS OF MARCH 31, 2025 (Unaudited)

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

	Number of Shares	Value
COMMON STOCKS — 94.8%
BASIC MATERIALS — 4.7%
AdvanSix, Inc.	4,042	$91,551
Alcoa Corp.	8,460	258,030
Ashland, Inc.	1,203	71,326
ATI, Inc.*	7,999	416,188
Avient Corp.	4,620	171,679
Balchem Corp.	410	68,060
Cabot Corp.	578	48,055
Carpenter Technology Corp.	6,277	1,137,267
Century Aluminum Co.*	4,900	90,944
Cleveland-Cliffs, Inc.*	7,780	63,952
Coeur Mining, Inc.*	7,460	44,163
Commercial Metals Co.	18,690	859,927
Ecovyst, Inc.*	7,110	44,082
Element Solutions, Inc.	43,110	974,717
FMC Corp.	2,300	97,037
H.B. Fuller Co.	1,872	105,057
Hawkins, Inc.	760	80,499
Hecla Mining Co.	39,398	219,053
Huntsman Corp.	19,305	304,826
Innospec, Inc.	580	54,955
Intrepid Potash, Inc.*	1,350	39,676
Kaiser Aluminum Corp.	643	38,979
Koppers Holdings, Inc.	1,921	53,788
Kronos Worldwide, Inc.	5,030	37,624
Mercer International, Inc.	4,310	26,506
Minerals Technologies, Inc.	5,450	346,456
MP Materials Corp.*	2,240	54,678
NewMarket Corp.	118	66,841
Oil-Dri Corp. of America	1,840	84,493
Olin Corp.	3,665	88,840
Perimeter Solutions, Inc.*	5,980	60,219
Rayonier Advanced Materials, Inc.*	15,475	88,981
Stepan Co.	1,230	67,699
Sylvamo Corp.	1,710	114,690
Tronox Holdings PLC	23,875	168,080
United States Steel Corp.	19,300	815,618
Valhi, Inc.	1,238	20,118
		7,374,654
COMMUNICATIONS — 2.1%
AMC Networks, Inc. - Class A*	8,370	57,586
ATN International, Inc.	2,909	59,082
Bumble, Inc. - Class A*	4,850	21,049
Cars.com, Inc.*	3,165	35,670
EchoStar Corp. - Class A*	3,265	83,519
ePlus, Inc.*	2,670	162,950

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
EverQuote, Inc.*	1,280	$33,523
Frontier Communications Parent, Inc.*	8,259	296,168
Gannett Co., Inc.*	11,530	33,322
Gray Media, Inc.	21,085	91,087
HealthStream, Inc.	890	28,640
InterDigital, Inc.	1,170	241,897
Lands’ End, Inc.*	1,830	18,629
Liberty Latin America Ltd. - Class A*	15,460	97,862
NETGEAR, Inc.*	2,490	60,905
Nexstar Media Group, Inc.	510	91,402
Preformed Line Products Co.	720	100,865
QuinStreet, Inc.*	1,820	32,469
Ribbon Communications, Inc.*	5,824	22,830
Scholastic Corp.	6,963	131,461
Shenandoah Telecommunications Co.	1,510	18,981
Sinclair, Inc.	11,240	179,053
Sphere Entertainment Co.*	2,120	69,366
Sprinklr, Inc. - Class A*	3,930	32,816
TEGNA, Inc.	13,920	253,622
Telephone and Data Systems, Inc.	19,519	756,166
TripAdvisor, Inc.*	1,850	26,215
United States Cellular Corp.*	2,200	152,130
Upwork, Inc.*	2,280	29,754
Viavi Solutions, Inc.*	3,690	41,291
		3,260,310
CONSUMER, CYCLICAL — 15.2%
Abercrombie & Fitch Co. - Class A*	793	60,561
Academy Sports & Outdoors, Inc.	5,683	259,202
Adient PLC*	7,251	93,248
Advance Auto Parts, Inc.	6,061	237,613
Alaska Air Group, Inc.*	10,100	497,122
Allegiant Travel Co.	1,420	73,343
A-Mark Precious Metals, Inc.	830	21,057
American Axle & Manufacturing Holdings, Inc.*	18,305	74,501
American Eagle Outfitters, Inc.	8,072	93,797
American Outdoor Brands, Inc.*	1,900	23,104
America’s Car-Mart, Inc.*	670	30,411
Asbury Automotive Group, Inc.*	1,275	281,571
AutoNation, Inc.*	1,807	292,589
Bassett Furniture Industries, Inc.	2,990	45,597
Bath & Body Works, Inc.	2,490	75,497
Beacon Roofing Supply, Inc.*	4,228	523,004
Beazer Homes USA, Inc.*	860	17,535
Biglari Holdings, Inc. - Class B*	140	30,316
BJ’s Restaurants, Inc.*	2,090	71,603

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
BlueLinx Holdings, Inc.*	1,490	$111,720
Brinker International, Inc.*	340	50,677
Buckle, Inc.	1,690	64,761
Build-A-Bear Workshop, Inc.	2,220	82,517
Caleres, Inc.	1,933	33,306
Century Communities, Inc.	5,182	347,712
Champion Homes, Inc.*	160	15,162
Cheesecake Factory, Inc.[1]	2,310	112,405
Children’s Place, Inc.*	2,860	24,996
Citi Trends, Inc.*	1,970	43,606
Copa Holdings S.A. - Class A	360	33,286
Cracker Barrel Old Country Store, Inc.	720	27,950
Daktronics, Inc.*	9,620	117,172
Dana, Inc.	27,296	363,856
Designer Brands, Inc. - Class A	3,710	13,542
Dick’s Sporting Goods, Inc.	1,370	276,137
Dillard’s, Inc. - Class A	591	211,655
Dorman Products, Inc.*	830	100,048
Dutch Bros, Inc. - Class A*	400	24,696
El Pollo Loco Holdings, Inc.*	4,240	43,672
Ethan Allen Interiors, Inc.	6,952	192,570
Everi Holdings, Inc.*	4,480	61,242
Flexsteel Industries, Inc.	1,350	49,288
Foot Locker, Inc.*	10,073	142,029
Forestar Group, Inc.*	7,592	160,495
Gap, Inc.	8,872	182,852
Genesco, Inc.*	1,900	40,337
Genius Sports Ltd.*	3,120	31,231
G-III Apparel Group Ltd.*	6,650	181,877
GMS, Inc.*	6,030	441,215
Goodyear Tire & Rubber Co.*	40,766	376,678
Green Brick Partners, Inc.*	4,748	276,856
Group 1 Automotive, Inc.	3,054	1,166,475
Guess?, Inc.	2,430	26,900
Hamilton Beach Brands Holding Co. - Class A	2,891	56,172
Hamilton Beach Brands Holding Co. - Class A	330	6,412
Harley-Davidson, Inc.	1,770	44,692
Haverty Furniture Cos., Inc.	2,400	47,328
HNI Corp.	3,380	149,903
Hooker Furnishings Corp.	1,310	13,152
Hovnanian Enterprises, Inc. - Class A*	290	30,366
Hudson Technologies, Inc.*	3,910	24,125
Interface, Inc.	6,090	120,826
JAKKS Pacific, Inc.	1,630	40,212
JetBlue Airways Corp.*	8,194	39,495
Johnson Outdoors, Inc. - Class A	1,720	42,725
KB Home	4,180	242,942

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Kohl’s Corp.[1]	9,910	$81,064
Kontoor Brands, Inc.	770	49,380
La-Z-Boy, Inc.	7,600	297,084
LCI Industries	1,647	143,997
Life Time Group Holdings, Inc.*	13,680	413,136
Lifetime Brands, Inc.	2,950	14,544
Light & Wonder, Inc.*	392	33,951
Lovesac Co.*	1,620	29,452
M/I Homes, Inc.*	4,395	501,821
Macy’s, Inc.	28,314	355,624
Madison Square Garden Entertainment Corp.*	790	25,865
Malibu Boats, Inc. - Class A*	950	29,146
Marcus Corp.	7,820	130,516
MarineMax, Inc.*	2,790	59,985
Marriott Vacations Worldwide Corp.	2,060	132,334
Meritage Homes Corp.	11,452	811,718
Miller Industries, Inc.	2,055	87,070
MillerKnoll, Inc.	8,020	153,503
Movado Group, Inc.	2,200	36,784
MSC Industrial Direct Co., Inc. - Class A	400	31,068
Murphy USA, Inc.	112	52,619
National Vision Holdings, Inc.*	5,858	74,865
Norwegian Cruise Line Holdings Ltd.*	2,450	46,452
Nu Skin Enterprises, Inc. - Class A	5,830	42,326
ODP Corp.*	7,180	102,889
OPENLANE, Inc.*	15,834	305,280
Oxford Industries, Inc.	600	35,202
Patrick Industries, Inc.	2,360	199,562
PC Connection, Inc.	5,352	334,072
Peloton Interactive, Inc. - Class A*	3,740	23,637
Penske Automotive Group, Inc.	1,430	205,891
Phinia, Inc.	740	31,398
Playa Hotels & Resorts N.V.*	14,037	187,113
PriceSmart, Inc.	970	85,214
PVH Corp.	7,919	511,884
Resideo Technologies, Inc.*	18,290	323,733
REV Group, Inc.	5,540	175,064
Rocky Brands, Inc.	1,220	21,191
Rush Enterprises, Inc. - Class A	13,492	720,608
Rush Enterprises, Inc. - Class B	5,992	338,668
ScanSource, Inc.*	5,040	171,410
Shoe Carnival, Inc.	4,520	99,395
Signet Jewelers Ltd.	3,780	219,467
Skechers USA, Inc. - Class A*	1,250	70,975
SkyWest, Inc.*	14,510	1,267,739
Sonic Automotive, Inc. - Class A	3,047	173,557
Standard Motor Products, Inc.	2,480	61,826

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Steelcase, Inc. - Class A	13,375	$146,590
Sun Country Airlines Holdings, Inc.*	1,380	17,002
Tapestry, Inc.	1,310	92,237
Taylor Morrison Home Corp.*	20,433	1,226,797
Texas Roadhouse, Inc.	280	46,656
Thor Industries, Inc.	6,698	507,775
Titan International, Inc.*	16,693	140,054
Titan Machinery, Inc.*	4,770	81,281
TKO Group Holdings, Inc.	320	48,899
Toll Brothers, Inc.	2,070	218,571
Topgolf Callaway Brands Corp.*	9,100	59,969
Tri Pointe Homes, Inc.*	18,105	577,912
Twin Hospitality Group, Inc.*	305	2,080
Under Armour, Inc. - Class A*	15,942	99,637
UniFirst Corp.	600	104,400
Urban Outfitters, Inc.*	13,029	682,720
VF Corp.	7,480	116,090
Victoria’s Secret & Co.*	1,720	31,958
Visteon Corp.*	600	46,572
VSE Corp.	1,260	151,187
Wabash National Corp.	2,150	23,758
WESCO International, Inc.	3,222	500,377
Weyco Group, Inc.	700	21,336
Whirlpool Corp.	420	37,855
Winmark Corp.	240	76,289
Winnebago Industries, Inc.	4,275	147,316
Xperi, Inc.*	3,310	25,553
Zumiez, Inc.*	1,570	23,377
		23,643,269
CONSUMER, NON-CYCLICAL — 10.5%
ABM Industries, Inc.	11,325	536,352
Acadia Healthcare Co., Inc.*	1,024	31,048
ACCO Brands Corp.	8,320	34,861
ACELYRIN, Inc.*	25,630	63,306
AdaptHealth Corp.*	1,820	19,729
Adtalem Global Education, Inc.*	8,650	870,536
agilon health, Inc.*	7,560	32,735
Agios Pharmaceuticals, Inc.*	1,030	30,179
Alight, Inc.	20,250	120,082
American Public Education, Inc.*	4,140	92,405
AMN Healthcare Services, Inc.*	1,340	32,776
Amphastar Pharmaceuticals, Inc.*	850	24,642
Anavex Life Sciences Corp.*[1]	3,790	32,518
Andersons, Inc.	7,790	334,425
Apogee Therapeutics, Inc.*	910	33,998
Artivion, Inc.*	2,840	69,807
Aurinia Pharmaceuticals, Inc.*	3,950	31,758

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Avanos Medical, Inc.*	6,650	$95,295
B&G Foods, Inc.	15,100	103,737
Bridgebio Pharma, Inc.*	2,450	84,697
BrightView Holdings, Inc.*	8,630	110,809
Brookdale Senior Living, Inc.*	11,260	70,488
Bunge Global S.A.	520	39,738
Cal-Maine Foods, Inc.	5,043	458,409
CBIZ, Inc.*	1,015	76,998
Central Garden & Pet Co. - Class A*	8,987	294,145
Certara, Inc.*	6,230	61,677
CG oncology, Inc.*	1,170	28,653
Chefs’ Warehouse, Inc.*	1,030	56,094
Coca-Cola Consolidated, Inc.	310	418,500
Concentra Group Holdings Parent, Inc.	3,392	73,606
Corcept Therapeutics, Inc.*	550	62,821
CRA International, Inc.	110	19,052
Cross Country Healthcare, Inc.*	1,940	28,887
Custom Truck One Source, Inc.*	6,610	27,894
CVRx, Inc.*	2,270	27,762
Deluxe Corp.	5,100	80,631
Dun & Bradstreet Holdings, Inc.	12,440	111,214
Edgewell Personal Care Co.	9,400	293,374
Ennis, Inc.	4,260	85,583
Enovis Corp.*	7,168	273,889
Envista Holdings Corp.*	7,800	134,628
First Advantage Corp.*	5,210	73,409
FONAR Corp.*	1,270	17,793
Fresh Del Monte Produce, Inc.	11,840	365,027
Fulgent Genetics, Inc.*	2,060	34,814
Ginkgo Bioworks Holdings, Inc.*[1]	4,370	24,909
Graham Holdings Co. - Class B	570	547,690
Grocery Outlet Holding Corp.*	4,270	59,695
GXO Logistics, Inc.*	1,390	54,321
Healthcare Services Group, Inc.*	2,370	23,890
Heidrick & Struggles International, Inc.	2,765	118,425
Helen of Troy Ltd.*	1,480	79,165
Herc Holdings, Inc.	230	30,882
Heron Therapeutics, Inc.*	6,740	14,828
Huron Consulting Group, Inc.*	950	136,277
ICF International, Inc.	1,223	103,918
ICU Medical, Inc.*	500	69,430
Ingles Markets, Inc. - Class A	3,387	220,595
Ingredion, Inc.	1,988	268,797
Innoviva, Inc.*	11,450	207,588
Integer Holdings Corp.*	4,700	554,647
J M Smucker Co.	480	56,837
John Wiley & Sons, Inc. - Class A	730	32,529

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Kelly Services, Inc. - Class A	6,570	$86,527
Korn Ferry	8,445	572,824
Lantheus Holdings, Inc.*	240	23,424
Laureate Education, Inc.*	10,521	215,154
Ligand Pharmaceuticals, Inc.*	1,005	105,666
LiveRamp Holdings, Inc.*	3,729	97,476
ManpowerGroup, Inc.	1,760	101,869
Matthews International Corp. - Class A	2,790	62,050
Mister Car Wash, Inc.*	6,830	53,889
Moneylion, Inc.*	400	34,604
Monro, Inc.	1,840	26,625
National HealthCare Corp.	1,850	171,680
Natural Grocers by Vitamin Cottage, Inc.	3,280	131,856
Ocular Therapeutix, Inc.*	2,390	17,519
Omeros Corp.*	3,450	28,359
Omni AB, Inc. - Earnout Shares[2]	477	—
Omni AB, Inc. - Earnout Shares[2]	477	—
Omnicell, Inc.*	1,710	59,782
OraSure Technologies, Inc.*	5,810	19,580
Organogenesis Holdings, Inc.*	4,350	18,792
Owens & Minor, Inc.*	8,490	76,665
Pacira BioSciences, Inc.*	5,540	137,669
Patterson Cos., Inc.	1,300	40,612
Payoneer Global, Inc.*	7,950	58,115
Pediatrix Medical Group, Inc.*	5,537	80,231
Perdoceo Education Corp.	11,100	279,498
Perrigo Co. PLC	1,150	32,246
Pilgrim’s Pride Corp.*	5,323	290,157
Post Holdings, Inc.*	4,170	485,221
Premier, Inc. - Class A	3,730	71,914
Prestige Consumer Healthcare, Inc.*	7,935	682,172
PROG Holdings, Inc.	4,843	128,824
Quad/Graphics, Inc.	9,120	49,704
Quanex Building Products Corp.	6,355	118,139
QuidelOrtho Corp.*	950	33,222
Regulus Therapeutics, Inc.*	15,551	27,214
Repay Holdings Corp.*	6,580	36,651
Sage Therapeutics, Inc.*	6,970	55,412
Sagimet Biosciences, Inc. - Class A*	6,193	20,189
Seneca Foods Corp. - Class A*	1,530	136,231
SpartanNash Co.	8,753	177,336
Sprouts Farmers Market, Inc.*	3,038	463,720
StoneCo Ltd. - Class A*	3,290	34,479
Strategic Education, Inc.	3,300	277,068
Stride, Inc.*	4,385	554,702
Supernus Pharmaceuticals, Inc.*	2,982	97,660
Surgery Partners, Inc.*	2,930	69,588

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Tenet Healthcare Corp.*	230	$30,935
TreeHouse Foods, Inc.*	6,467	175,191
TrueBlue, Inc.*	5,250	27,878
UFP Technologies, Inc.*	130	26,222
United Natural Foods, Inc.*	9,560	261,848
Universal Corp.	400	22,420
Universal Technical Institute, Inc.*	2,790	71,647
Upbound Group, Inc.	3,580	85,777
Varex Imaging Corp.*	3,540	41,064
Veracyte, Inc.*	1,173	34,779
Village Super Market, Inc. - Class A	2,030	77,160
Weis Markets, Inc.	6,849	527,715
Westrock Coffee Co.*	3,620	26,136
WK Kellogg Co.	1,680	33,482
Zimvie, Inc.*	3,200	34,560
		16,424,333
ENERGY — 9.3%
Alpha Metallurgical Resources, Inc.*	1,248	156,312
Amplify Energy Corp.*	5,030	18,812
Antero Midstream Corp.	19,200	345,600
Antero Resources Corp.*	5,720	231,317
APA Corp.	9,034	189,895
Archrock, Inc.	23,210	609,030
Aris Water Solutions, Inc. - Class A	3,300	105,732
Baytex Energy Corp.	0	1
Berry Corp.	8,485	27,237
Bristow Group, Inc.*	3,950	124,741
California Resources Corp.	8,185	359,894
ChampionX Corp.	2,110	62,878
Chord Energy Corp.	2,991	337,146
Civeo Corp.	1,323	30,429
Civitas Resources, Inc.	7,051	246,009
CNX Resources Corp.*	30,901	972,763
Comstock Resources, Inc.*	35,444	720,931
Core Natural Resources, Inc.	4,763	367,227
Crescent Energy Co. - Class A	12,233	137,499
Delek U.S. Holdings, Inc.	9,638	145,245
Diamondback Energy, Inc.	2,569	410,732
DMC Global, Inc.*	3,680	30,986
DNOW, Inc.*	10,475	178,913
DT Midstream, Inc.	1,590	153,403
EQT Corp.	5,307	283,553
Expro Group Holdings N.V.*	3,895	38,716
FutureFuel Corp.	6,560	25,584
Golar LNG Ltd.	2,025	76,930
Gulfport Energy Corp.*	1,820	335,135
Hallador Energy Co.*	7,240	88,907

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Helix Energy Solutions Group, Inc.*	23,260	$193,291
Helmerich & Payne, Inc.	16,809	439,051
HighPeak Energy, Inc.	2,500	31,650
Innovex International, Inc.*	8,040	144,398
Kosmos Energy Ltd.*	8,720	19,882
Liberty Energy, Inc.	25,549	404,441
Matador Resources Co.	10,164	519,279
Murphy Oil Corp.	23,891	678,504
Nabors Industries Ltd.*	770	32,117
NACCO Industries, Inc. - Class A	1,450	48,908
Natural Gas Services Group, Inc.*	2,280	50,092
Noble Corp. PLC	3,722	88,211
Northern Oil & Gas, Inc.	2,900	87,667
NOV, Inc.	5,925	90,178
NPK International, Inc.*	14,965	86,947
Oceaneering International, Inc.*	3,552	77,469
Oil States International, Inc.*	4,896	25,214
ONEOK, Inc.	1,943	192,784
Par Pacific Holdings, Inc.*	3,260	46,488
Patterson-UTI Energy, Inc.	27,373	225,006
PBF Energy, Inc. - Class A	17,807	339,936
Peabody Energy Corp.	18,303	248,006
Permian Resources Corp.	21,814	302,124
ProPetro Holding Corp.*	17,700	130,095
Ramaco Resources, Inc. - Class A	1,900	15,637
Range Resources Corp.	3,919	156,486
Ranger Energy Services, Inc. - Class A	4,983	70,709
REX American Resources Corp.*	3,450	129,616
RPC, Inc.	3,960	21,780
SandRidge Energy, Inc.	2,136	24,393
Seadrill Ltd.*	2,200	55,000
Select Water Solutions, Inc.	10,780	113,190
SM Energy Co.	13,794	413,130
Smart Sand, Inc.	12,337	31,953
SunCoke Energy, Inc.	19,260	177,192
Talos Energy, Inc.*	19,408	188,646
Targa Resources Corp.	3,000	601,410
TechnipFMC PLC	20,670	655,032
Transocean Ltd.*	53,643	170,048
VAALCO Energy, Inc.	13,370	50,271
Vital Energy, Inc.*	4,750	100,795
Warrior Met Coal, Inc.	4,265	203,526
		14,492,109
FINANCIAL — 33.8%
1st Source Corp.	5,572	333,261
ACNB Corp.	1,380	56,801
Air Lease Corp.	18,324	885,232

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Alerus Financial Corp.	1,550	$28,613
Amalgamated Financial Corp.	2,230	64,113
Ambac Financial Group, Inc.*	3,810	33,338
Amerant Bancorp, Inc.	840	17,338
Ameris Bancorp	8,312	478,522
AMERISAFE, Inc.	860	45,193
Anywhere Real Estate, Inc.*	15,310	50,982
Associated Banc-Corp	29,250	659,002
Assured Guaranty Ltd.	12,228	1,077,287
Atlantic Union Bankshares Corp.	16,309	507,862
Axis Capital Holdings Ltd.	8,645	866,575
Axos Financial, Inc.*	4,575	295,179
Banc of California, Inc.	6,870	97,485
BancFirst Corp.	484	53,177
Bancorp, Inc.*	2,427	128,243
Bank of Hawaii Corp.	1,801	124,215
Bank of Marin Bancorp	1,900	41,933
Bank of NT Butterfield & Son Ltd.	1,990	77,451
Bank OZK	17,559	762,939
Bank7 Corp.	770	29,830
BankFinancial Corp.	1,530	19,339
BankUnited, Inc.	13,934	479,887
Banner Corp.	6,730	429,172
Bar Harbor Bankshares	1,790	52,805
BCB Bancorp, Inc.	1,600	15,776
Berkshire Hills Bancorp, Inc.	7,906	206,268
BGC Group, Inc. - Class A	3,420	31,361
Bread Financial Holdings, Inc.	8,280	414,662
Bridgewater Bancshares, Inc.*	2,910	40,420
Brighthouse Financial, Inc.*	8,822	511,588
Brookfield Asset Management Ltd. - Class A	2,003	97,045
Brookline Bancorp, Inc.	15,285	166,606
Burke & Herbert Financial Services Corp.	1,397	78,386
Business First Bancshares, Inc.	4,560	111,036
Byline Bancorp, Inc.	6,100	159,576
C&F Financial Corp.	710	47,847
Cadence Bank	16,541	502,185
Camden National Corp.	2,431	98,383
Capital City Bank Group, Inc.	1,190	42,792
Carter Bankshares, Inc.*	3,660	59,219
Cathay General Bancorp	10,950	471,178
Central Pacific Financial Corp.	2,620	70,845
Chemung Financial Corp.	680	32,348
ChoiceOne Financial Services, Inc.	500	14,385
City Holding Co.	1,759	206,630
CNB Financial Corp.	2,560	56,960
CNO Financial Group, Inc.	23,799	991,228

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Coastal Financial Corp.*	700	$63,287
Columbia Banking System, Inc.	15,741	392,581
Comerica, Inc.	2,650	156,509
Community Financial System, Inc.	2,012	114,402
Community Trust Bancorp, Inc.	1,470	74,029
Community West Bancshares	1,800	33,264
Compass, Inc.*	3,450	30,119
ConnectOne Bancorp, Inc.	8,940	217,331
Consumer Portfolio Services, Inc.*	3,576	31,004
Cushman & Wakefield PLC*	13,310	136,028
Customers Bancorp, Inc.*	5,605	281,371
CVB Financial Corp.	5,390	99,499
Dime Community Bancshares, Inc.	6,639	185,095
Donegal Group, Inc. - Class A	3,511	68,921
Eagle Bancorp, Inc.	4,147	87,087
Employers Holdings, Inc.	5,219	264,290
Enact Holdings, Inc.	2,253	78,292
Encore Capital Group, Inc.*	3,130	107,296
Enova International, Inc.*	2,775	267,954
Enstar Group Ltd.*	1,260	418,799
Enterprise Bancorp, Inc.	860	33,480
Enterprise Financial Services Corp.	4,315	231,888
Esquire Financial Holdings, Inc.	1,169	88,119
ESSA Bancorp, Inc.	960	18,096
Essent Group Ltd.	7,957	459,278
Evercore, Inc. - Class A	400	79,888
EZCORP, Inc. - Class A*	11,690	172,077
FB Financial Corp.	1,720	79,739
Federal Agricultural Mortgage Corp. - Class C	1,398	262,139
Finance Of America Cos., Inc. - Class A*	550	11,693
Financial Institutions, Inc.	2,980	74,381
First BanCorp/Puerto Rico	47,760	915,559
First Bancorp/Southern Pines NC	2,038	81,805
First Bancshares, Inc.	3,916	132,400
First Bank/Hamilton NJ	1,170	17,328
First Busey Corp.	9,885	213,516
First Business Financial Services, Inc.	1,420	66,953
First Commonwealth Financial Corp.	21,140	328,516
First Community Bankshares, Inc.	1,750	65,958
First Financial Bancorp	19,319	482,589
First Financial Corp.	1,821	89,193
First Financial Northwest, Inc.	1,360	30,818
First Hawaiian, Inc.	1,640	40,082
First Horizon Corp.	15,102	293,281
First Internet Bancorp	1,700	45,526
First Interstate BancSystem, Inc. - Class A	6,166	176,656
First Merchants Corp.	6,962	281,543

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Mid Bancshares, Inc.	2,812	$98,139
Flushing Financial Corp.	2,970	37,719
FNB Corp.	38,057	511,867
FRP Holdings, Inc.*	2,140	61,140
FS Bancorp, Inc.	620	23,566
FTAI Infrastructure, Inc.	6,450	29,219
Fulton Financial Corp.	40,311	729,226
Genworth Financial, Inc.*	72,028	510,679
German American Bancorp, Inc.	1,000	37,500
Glacier Bancorp, Inc.	1,630	72,079
Globe Life, Inc.	130	17,124
Great Southern Bancorp, Inc.	1,845	102,158
Guild Holdings Co.	1,300	19,890
Hancock Whitney Corp.	18,373	963,664
Hanmi Financial Corp.	9,080	205,753
Hanover Insurance Group, Inc.	240	41,748
HarborOne Bancorp, Inc.	3,260	33,806
Heritage Commerce Corp.	6,040	57,501
Heritage Financial Corp.	3,008	73,185
Heritage Insurance Holdings, Inc.*	2,821	40,679
Hilltop Holdings, Inc.	12,462	379,468
Home Bancorp, Inc.	940	42,112
HomeTrust Bancshares, Inc.	1,000	34,280
Hope Bancorp, Inc.	19,307	202,144
Horace Mann Educators Corp.	5,961	254,714
Horizon Bancorp, Inc.	3,741	56,414
Howard Hughes Holdings, Inc.*	4,829	357,732
Independent Bank Corp.	3,950	121,620
Independent Bank Corp.	3,145	197,034
International Bancshares Corp.	13,355	842,166
Invesco Ltd.	15,170	230,129
Investar Holding Corp.	1,000	17,610
Jackson Financial, Inc. - Class A	12,163	1,019,016
Janus Henderson Group PLC	10,032	362,657
Jones Lang LaSalle, Inc.*	660	163,621
Kearny Financial Corp.	4,182	26,179
Kemper Corp.	2,100	140,385
Kennedy-Wilson Holdings, Inc.	4,065	35,284
LendingClub Corp.*	15,200	156,864
LendingTree, Inc.*	490	24,632
MARA Holdings, Inc.*1	1,260	14,490
Marcus & Millichap, Inc.	1,460	50,297
McGrath RentCorp	1,125	125,325
Medallion Financial Corp.	1,513	13,178
Mercantile Bank Corp.	3,170	137,705
Merchants Bancorp	560	20,720
Mercury General Corp.	540	30,186

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Meridian Corp.	2,290	$32,976
Metrocity Bankshares, Inc.	1,000	27,570
Metropolitan Bank Holding Corp.*	560	31,354
MGIC Investment Corp.	37,540	930,241
Midland States Bancorp, Inc.	3,660	62,659
MidWestOne Financial Group, Inc.	1,400	41,454
Mr Cooper Group, Inc.*	13,172	1,575,371
Navient Corp.	24,264	306,454
NBT Bancorp, Inc.	3,290	141,141
Nelnet, Inc. - Class A	5,510	611,224
Newmark Group, Inc. - Class A	14,520	176,708
NMI Holdings, Inc.*	11,887	428,526
Northeast Bank	1,190	108,933
Northfield Bancorp, Inc.	6,184	67,467
Northrim BanCorp, Inc.	1,860	136,189
Northwest Bancshares, Inc.	21,481	258,202
Oak Valley Bancorp	1,610	40,186
OceanFirst Financial Corp.	9,881	168,076
OFG Bancorp	14,850	594,297
Old National Bancorp	40,696	862,348
Old Second Bancorp, Inc.	2,780	46,259
OneMain Holdings, Inc.	2,940	143,707
Oppenheimer Holdings, Inc. - Class A	2,070	123,434
Orrstown Financial Services, Inc.	2,317	69,533
Pacific Premier Bancorp, Inc.	18,260	389,303
Palomar Holdings, Inc.*	440	60,315
Park National Corp.	185	28,009
Pathward Financial, Inc.	2,945	214,838
PCB Bancorp	3,540	66,233
Peapack-Gladstone Financial Corp.	3,435	97,554
PennyMac Financial Services, Inc.	4,727	473,220
Peoples Bancorp, Inc.	6,923	205,336
Peoples Financial Services Corp.	1,290	57,366
Pinnacle Financial Partners, Inc.	3,207	340,070
Piper Sandler Cos.	1,213	300,412
PJT Partners, Inc. - Class A	440	60,667
Popular, Inc.	8,590	793,458
PRA Group, Inc.*	1,650	34,023
Preferred Bank/Los Angeles CA	3,270	273,568
Primerica, Inc.	440	125,193
Primis Financial Corp.	2,444	23,878
ProAssurance Corp.*	5,465	127,608
Provident Financial Holdings, Inc.	1,180	17,216
Provident Financial Services, Inc.	24,304	417,300
QCR Holdings, Inc.	1,667	118,890
Radian Group, Inc.	17,552	580,445
RE/MAX Holdings, Inc. - Class A*	2,829	23,679

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Regional Management Corp.	1,950	$58,715
Renasant Corp.	10,463	355,010
Republic Bancorp, Inc. - Class A	2,280	145,510
S&T Bancorp, Inc.	4,703	174,246
Safety Insurance Group, Inc.	990	78,091
Sandy Spring Bancorp, Inc.	7,741	216,361
Seacoast Banking Corp. of Florida	3,015	77,576
Selective Insurance Group, Inc.	851	77,901
ServisFirst Bancshares, Inc.	790	65,254
Sierra Bancorp	2,330	64,960
Simmons First National Corp. - Class A	16,097	330,471
SiriusPoint Ltd.*	17,520	302,921
Skyward Specialty Insurance Group, Inc.*	790	41,807
SLM Corp.	5,020	147,437
SmartFinancial, Inc.	3,150	97,902
SoFi Technologies, Inc.*	20,660	240,276
Southside Bancshares, Inc.	1,366	39,559
SouthState Corp.	7,948	737,733
Stellar Bancorp, Inc.	2,529	69,952
Stewart Information Services Corp.	2,860	204,061
Stifel Financial Corp.	1,250	117,825
Stock Yards Bancorp, Inc.	840	58,010
StoneX Group, Inc.*	3,969	303,152
Synovus Financial Corp.	1,640	76,654
Texas Capital Bancshares, Inc.*	9,042	675,437
Third Coast Bancshares, Inc.*	1,020	34,037
Timberland Bancorp, Inc.	1,578	47,577
Tiptree, Inc.	8,150	196,333
Tompkins Financial Corp.	899	56,619
Towne Bank/Portsmouth VA	2,010	68,722
TriCo Bancshares	3,083	123,228
TrustCo Bank Corp. NY	3,330	101,498
Trustmark Corp.	9,097	313,756
UMB Financial Corp.	2,772	280,249
United Bankshares, Inc.	11,352	393,574
United Community Banks, Inc.	7,632	214,688
United Fire Group, Inc.	2,240	65,990
Unity Bancorp, Inc.	400	16,280
Universal Insurance Holdings, Inc.	2,120	50,244
Univest Financial Corp.	5,460	154,846
Unum Group	10,316	840,341
Valley National Bancorp	46,703	415,190
Veritex Holdings, Inc.	2,990	74,660
Virtu Financial, Inc. - Class A	4,720	179,926
Virtus Investment Partners, Inc.	298	51,363
WaFd, Inc.	15,220	434,988
Walker & Dunlop, Inc.	1,314	112,163

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Washington Trust Bancorp, Inc.	1,970	$60,794
Waterstone Financial, Inc.	4,134	55,602
Webster Financial Corp.	7,689	396,368
WesBanco, Inc.	17,254	534,184
Westamerica BanCorp	1,630	82,527
Western Alliance Bancorp	2,876	220,963
Western New England Bancorp, Inc.	4,604	42,817
White Mountains Insurance Group Ltd.	295	568,114
Wintrust Financial Corp.	5,134	577,370
World Acceptance Corp.*	310	39,231
WSFS Financial Corp.	8,221	426,423
Zions Bancorp N.A.	4,010	199,939
		52,725,076
INDUSTRIAL — 15.7%
A O Smith Corp.	460	30,066
AAR Corp.*	6,300	352,737
Acuity, Inc.	140	36,869
Advanced Energy Industries, Inc.	410	39,077
AerSale Corp.*	1,830	13,707
Air Transport Services Group, Inc.*	8,750	196,350
American Woodmark Corp.*	2,263	133,132
Apogee Enterprises, Inc.	1,370	63,472
Applied Industrial Technologies, Inc.	350	78,869
ArcBest Corp.	3,460	244,207
Arcosa, Inc.	6,049	466,499
Ardmore Shipping Corp.	7,570	74,110
Argan, Inc.	270	35,416
Arrow Electronics, Inc.*	940	97,600
Astec Industries, Inc.	3,947	135,974
Astronics Corp.*	1,840	44,473
Avnet, Inc.	14,426	693,746
AZEK Co., Inc.*	740	36,179
AZZ, Inc.	1,450	121,234
Bel Fuse, Inc. - Class B	1,910	142,983
Belden, Inc.	890	89,223
Benchmark Electronics, Inc.	8,280	314,888
Boise Cascade Co.	4,874	478,091
Brady Corp. - Class A	1,575	111,258
C.H. Robinson Worldwide, Inc.	330	33,792
Chart Industries, Inc.*	460	66,406
Clearwater Paper Corp.*	2,595	65,835
Coherent Corp.*	3,543	230,082
Columbus McKinnon Corp.	5,020	84,989
Comfort Systems USA, Inc.	169	54,474
Concrete Pumping Holdings, Inc.	4,330	23,642
Core Molding Technologies, Inc.*	2,340	35,568
Costamare, Inc.	22,907	225,405

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Covenant Logistics Group, Inc.	3,924	$87,113
DHT Holdings, Inc.	32,510	341,355
Dorian LPG Ltd.	9,363	209,169
Ducommun, Inc.*	2,697	156,507
DXP Enterprises, Inc.*	1,980	162,875
Eastman Kodak Co.*	4,720	29,830
EMCOR Group, Inc.	488	180,379
Enerpac Tool Group Corp.	390	17,495
EnerSys	990	90,664
Enpro, Inc.	2,735	442,496
Enviri Corp.*	12,720	84,588
Esab Corp.	4,443	517,609
ESCO Technologies, Inc.	2,323	369,636
Everus Construction Group, Inc.*	507	18,805
FARO Technologies, Inc.*	770	21,021
Federal Signal Corp.	1,698	124,888
Flowserve Corp.	1,160	56,654
Frontdoor, Inc.*	5,070	194,789
GATX Corp.	7,475	1,160,643
Genco Shipping & Trading Ltd.	7,925	105,878
Gibraltar Industries, Inc.*	2,219	130,167
Granite Construction, Inc.	4,643	350,082
Great Lakes Dredge & Dock Corp.*	9,760	84,912
Greenbrier Cos., Inc.	7,275	372,625
Greif, Inc. - Class A	5,540	304,645
Griffon Corp.	3,180	227,370
Hayward Holdings, Inc.*	1,506	20,964
Heartland Express, Inc.	2,240	20,653
Hillenbrand, Inc.	1,097	26,482
Hillman Solutions Corp.*	4,490	39,467
Hub Group, Inc. - Class A	13,240	492,131
Hurco Cos., Inc.	900	13,959
Ichor Holdings Ltd.*	1,648	37,261
International Seaways, Inc.	8,384	278,349
Itron, Inc.*	1,130	118,379
Janus International Group, Inc.*	11,020	79,344
JELD-WEN Holding, Inc.*	12,140	72,476
Kennametal, Inc.	7,425	158,152
Kimball Electronics, Inc.*	8,010	131,764
Kirby Corp.*	5,871	593,030
Knowles Corp.*	15,245	231,724
Kratos Defense & Security Solutions, Inc.*	2,222	65,971
L B Foster Co. - Class A*	2,230	43,886
Latham Group, Inc.*	8,000	51,440
Limbach Holdings, Inc.*	480	35,746
Louisiana-Pacific Corp.	1,670	153,607
LSI Industries, Inc.	1,560	26,520

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Manitowoc Co., Inc.*	2,050	$17,610
Marten Transport Ltd.	17,425	239,071
Masterbrand, Inc.*	4,380	57,203
Materion Corp.	1,884	153,734
Matson, Inc.	6,081	779,402
Mercury Systems, Inc.*	1,280	55,155
Metallus, Inc.*	7,032	93,948
Mirion Technologies, Inc.*	9,970	144,565
Mistras Group, Inc.*	3,760	39,781
Modine Manufacturing Co.*	6,802	522,053
Mohawk Industries, Inc.*	4,058	463,342
Moog, Inc. - Class A	695	120,478
Mueller Industries, Inc.	4,700	357,858
Myers Industries, Inc.	2,540	30,302
National Presto Industries, Inc.	460	40,439
NL Industries, Inc.	5,450	43,055
Nordic American Tankers Ltd.	20,620	50,725
Northwest Pipe Co.*	1,917	79,172
NV5 Global, Inc.*	1,490	28,712
nVent Electric PLC	2,255	118,207
O-I Glass, Inc.*	11,355	130,242
Olympic Steel, Inc.	3,159	99,572
Orion Group Holdings, Inc.*	5,610	29,340
Pactiv Evergreen, Inc.	8,470	152,545
PAMT Corp.*	554	6,726
Park-Ohio Holdings Corp.	1,410	30,456
Plexus Corp.*	2,640	338,263
Powell Industries, Inc.	530	90,275
Primoris Services Corp.	5,510	316,329
Proto Labs, Inc.*	3,080	107,923
Radiant Logistics, Inc.*	4,805	29,551
RXO, Inc.*	2,230	42,593
Ryder System, Inc.	2,573	370,023
Ryerson Holding Corp.	6,299	144,625
Safe Bulkers, Inc.	8,860	32,693
Sanmina Corp.*	12,201	929,472
Schneider National, Inc. - Class B	8,360	191,026
Scorpio Tankers, Inc.	8,486	318,904
Sensata Technologies Holding PLC	3,480	84,460
SFL Corp. Ltd.	15,460	126,772
Smith & Wesson Brands, Inc.	5,110	47,625
SPX Technologies, Inc.*	1,905	245,326
Standex International Corp.	260	41,961
Sterling Infrastructure, Inc.*	1,020	115,474
TD SYNNEX Corp.	1,180	122,673
Teekay Corp. Ltd.	16,632	109,272
Teekay Tankers Ltd. - Class A	5,503	210,600

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Terex Corp.	1,885	$71,215
Thermon Group Holdings, Inc.*	1,980	55,143
Timken Co.	1,005	72,229
TriMas Corp.	6,130	143,626
Trinity Industries, Inc.	13,345	374,461
Triumph Group, Inc.*	2,470	62,590
TTM Technologies, Inc.*	26,644	546,468
Tutor Perini Corp.*	3,760	87,157
UFP Industries, Inc.	1,070	114,533
Vishay Intertechnology, Inc.	22,369	355,667
Watts Water Technologies, Inc. - Class A	260	53,019
Werner Enterprises, Inc.	9,190	269,267
Willis Lease Finance Corp.	2,400	379,128
World Kinect Corp.	11,110	315,080
Worthington Enterprises, Inc.	2,520	126,227
Worthington Steel, Inc.	3,300	83,589
		24,392,785
TECHNOLOGY — 2.2%
ACI Worldwide, Inc.*	1,500	82,065
ACM Research, Inc. - Class A*	710	16,571
Adeia, Inc.	20,137	266,211
Allegro MicroSystems, Inc.*	1,270	31,915
Alpha & Omega Semiconductor Ltd.*	4,505	111,994
Amkor Technology, Inc.	39,836	719,438
ASGN, Inc.*	550	34,661
Bandwidth, Inc. - Class A*	870	11,397
Box, Inc.*	1,190	36,723
Claritev Corp.*	1,720	35,484
Clear Secure, Inc. - Class A	1,940	50,265
Climb Global Solutions, Inc.	330	36,551
Cohu, Inc.*	4,972	73,138
Conduent, Inc.*	20,400	55,080
CoreCard Corp.*	4,510	84,382
Corsair Gaming, Inc.*	4,020	35,617
CSP, Inc.	866	13,284
Digi International, Inc.*	5,825	162,110
Diodes, Inc.*	2,387	103,047
Domo, Inc.*	2,760	21,418
DXC Technology Co.*	4,260	72,633
Grid Dynamics Holdings, Inc.*	3,790	59,314
Insight Enterprises, Inc.*	2,015	302,230
IPG Photonics Corp.*	530	33,464
Kulicke & Soffa Industries, Inc.	1,618	53,362
Kyndryl Holdings, Inc.*	2,740	86,036
NetScout Systems, Inc.*	9,560	200,856
Photronics, Inc.*	12,573	261,016
Playstudios, Inc.*	16,798	21,333

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Science Applications International Corp.	280	$31,436
SolarWinds Corp.	5,490	101,181
Synchronoss Technologies, Inc.*	4,160	45,302
Ultra Clean Holdings, Inc.*	2,350	50,314
Vishay Precision Group, Inc.*	1,260	30,353
WM Technology, Inc.*	18,730	21,165
		3,351,346
UTILITIES — 1.3%
Altus Power, Inc.*	9,100	45,045
Ameresco, Inc. - Class A*	2,460	29,717
Black Hills Corp.	640	38,816
Brookfield Infrastructure Corp. - Class A	5,383	194,811
California Water Service Group	1,020	49,429
Clearway Energy, Inc. - Class C	4,500	136,215
Essential Utilities, Inc.	900	35,577
MDU Resources Group, Inc.	10,030	169,607
MGE Energy, Inc.	1,644	152,826
Middlesex Water Co.	510	32,691
New Jersey Resources Corp.	6,126	300,542
Northwest Natural Holding Co.	950	40,584
Northwestern Energy Group, Inc.	570	32,986
NRG Energy, Inc.	3,892	371,530
ONE Gas, Inc.	1,380	104,314
Otter Tail Corp.	1,011	81,254
Portland General Electric Co.	2,760	123,096
UGI Corp.	1,580	52,251
Unitil Corp.	1,290	74,420
		2,065,711
TOTAL COMMON STOCKS (Cost $103,263,716)		147,729,593

EXCHANGE-TRADED FUNDS — 1.6%
Direxion Daily Small Cap Bull 3X Shares ETF	15,054	440,480
iShares Russell 2000 Value ETF	6,035	911,164
iShares S&P Small-Cap 600 Value ETF	2,010	195,935
SPDR S&P Regional Banking ETF[1]	16,373	930,805
VanEck Oil Services ETF	140	36,697

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,918,689)		2,515,081

PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
QVC Group, Inc. 8.00%, 3/15/2031[3]	274	7,072
WESCO International, Inc. 10.63%[3,4,5]	5,008	126,502
		133,574

	Number of Shares	Value
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[3]	1,855	$44,983

TOTAL PREFERRED STOCKS
(Cost $188,489)		178,557

WARRANTS — 0.0%
BASIC MATERIALS — 0.0%
Resolute Forest Products, Inc., Expiration Date: December 31, 2025*[2]	12,820	—

CONSUMER, NON-CYCLICAL — 0.0%
Jounce Therapeutics, Expiration Date: December 31, 2025*[2]	18,810	—

TOTAL WARRANTS
(Cost $0)		—

MONEY MARKET INVESTMENTS — 3.7%
Federated Treasury Obligations Fund - Class Institutional, 4.13%[4,6]	500,000	500,000
Fidelity Institutional Government, 4.16%[4]	4,055,132	4,055,132
Invesco Government & Agency Portfolio, 4.37%[4,7]	1,191,430	1,191,430

TOTAL MONEY MARKET INVESTMENTS
(Cost $5,746,562)		5,746,562

TOTAL INVESTMENTS — 100.2%
(Cost $111,117,456)		156,169,793

Liabilities less other assets — (0.2)%		(281,158)

TOTAL NET ASSETS — 100.0%		$155,888,635

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $1,119,941 at March 31, 2025.
[2]

Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs. See Note 2 in the Notes to Financial Statements.

[3]	Callable.
[4]	Variable rate security; the rate shown represents the rate at March 31, 2025.
[5]	Perpetual security; maturity date is not applicable.
[6]

All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at March 31, 2025. The Fund had option contracts transactions during the period ended March 31, 2025, however, due to the timing of these transactions, there were no open options contracts as of March 31, 2025.

[7]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $1,191,430 at March 31, 2025.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statement of Assets and Liabilities

AS OF MARCH 31, 2025 (Unaudited)

ASSETS:
Investments in securities, at value (cost $111,117,456)	$156,169,793	(1)
Cash held at broker	834,323
Receivables:
Securities sold	48,693
Dividends and interest	142,496
Securities lending income	767
Prepaid expenses and other assets	12,758
Total assets	157,208,830

LIABILITIES:
Collateral due to broker for securities loaned	1,191,429
Payables:
Fund shares redeemed	35,481
Due to Trustees	4,303
Due to Adviser	60,053
Fund accounting and administration fees and expenses	12,687
Transfer agent fees	6,159
Custody fees	7,272
Accrued other expenses	2,811
Total liabilities	1,320,195

Commitments and contingencies (Note 3)

NET ASSETS	$155,888,635

COMPONENTS OF NET ASSETS:
Paid-in capital	$103,361,912
Total distributable earnings	52,526,723
NET ASSETS	$155,888,635

Shares outstanding, no par value (unlimited shares authorized)	8,290,673

Net asset value, offering and redemption price per share	$18.80

(1)	Includes securities on loan of $1,119,941 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2025 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $1,252)	$1,553,273
Securities lending income	3,975
Interest	107,302
Total investment Income	1,664,550

Expenses
Investment advisory fees	438,346
Fund accounting and administration fees and expenses	41,672
Registration fees	22,506
Professional fees	19,256
Custody fees	17,978
Transfer agent fees	12,338
Trustees’ fees and expenses	4,303
Shareholder reporting fees	4,113
Insurance fees	3,252
Total expenses	563,764
Fees waived by the Adviser	(37,749)
Net expenses	526,015
Net investment income	1,138,535

Net Realized and Unrealized Loss on Investments and Options Contracts
Net realized gain on:
Investments	8,899,399
Purchased options contracts	46,392
Net realized gain	8,945,791
Net change in unrealized appreciation/depreciation on investments	(23,542,423)
Net realized and unrealized loss on investments and options contracts	(14,596,632)

Net Decrease in Net Assets from Operations	$(13,458,097)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$1,138,535	$2,239,745
Net realized gain on investments, purchased options contracts and written options contracts	8,945,791	14,116,351
Net change in unrealized appreciation/depreciation on investments	(23,542,423)	24,489,734
Net increase (decrease) in net assets resulting from operations	(13,458,097)	40,845,830

Distributions to Shareholders	$(15,138,539)	$(5,030,033)

Capital Transactions
Proceeds from shares issued	20,128	425,921
Reinvestment of distributions	15,124,615	5,024,733
Cost of shares redeemed	(10,612,095)	(25,608,658)
Net increase (decrease) resulting from capital transactions	4,532,648	(20,158,004)

Total increase (decrease) in net assets	(24,063,988)	15,657,793

Net Assets:
Beginning of period	179,952,623	164,294,830
End of period	$155,888,635	$179,952,623

Capital Share Activity
Shares issued	958	23,329
Shares reinvested	693,811	261,356
Shares redeemed	(500,930)	(1,257,116)
Net increase (decrease) in capital shares	193,839	(972,431)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each period
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Net asset value, beginning of period	$22.23	$18.12	$17.30	$23.11	$13.69	$16.56
Income (Loss) from Investment Operations:
Net investment income	0.14	0.26	0.27	0.23	0.18	0.16
Net realized and unrealized gain (loss) on investments	(1.67)	4.42	2.00	(2.14)	9.44	(2.61)
Total from investment operations	(1.53)	4.68	2.27	(1.91)	9.62	(2.45)

Less Distributions:
From net investment income	(0.14)	(0.26)	(0.28)	(0.20)	(0.20)	(0.19)
From net realized gain	(1.76)	(0.31)	(1.17)	(3.70)	—	(0.23)
Total distributions	(1.90)	(0.57)	(1.45)	(3.90)	(0.20)	(0.42)

Net asset value, end of period	$18.80	$22.23	$18.12	$17.30	$23.11	$13.69

Total return	(8.05)%[1]	26.35%	12.85%	(10.34)%	70.44%	(15.24)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$155,889	$179,953	$164,295	$155,592	$160,188	$110,095

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.64%[2]	0.65%	0.66%	0.66%	0.67%	0.76%[3]
After fees reimbursed by the Adviser	0.60%[2]	0.60%	0.60%	0.60%	0.60%	0.63%[3]
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	1.26%[2]	1.23%	1.42%	1.07%	0.77%	0.93%
After fees reimbursed by the Adviser	1.30%[2]	1.28%	1.48%	1.13%	0.84%	1.06%

Portfolio turnover rate	18%[1]	23%	46%	72%	72%	69%

[1]	Not annualized.

[2]	Annualized.

[3]	If litigation expenses had been excluded, the expense ratios would have been lowered by 0.03% for the year ended September 30, 2020.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of MARCH 31, 2025 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of MARCH 31, 2025 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of March 31, 2025:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Basic Materials	$7,374,654	$—	$—		$7,374,654
Communications	3,260,310	—	—		3,260,310
Consumer, Cyclical	23,643,269	—	—		23,643,269
Consumer, Non-Cyclical	16,424,333	—	—	*	16,424,333
Energy	14,492,109	—	—		14,492,109
Financial	52,725,076	—	—		52,725,076
Industrial	24,392,785	—	—		24,392,785
Technology	3,351,346	—	—		3,351,346
Utilities	2,065,711	—	—		2,065,711
Exchange-Traded Funds	2,515,081	—	—		2,515,081
Preferred Stocks
Consumer, Cyclical	133,574	—	—		133,574
Industrial	44,983	—	—		44,983
Warrants
Basic Materials	—	—	—	*	—
Consumer, Non-Cyclical	—	—	—	*	—
Money Market Investments	5,746,562	—	—		5,746,562
Total Investments in Securities	$156,169,793	$—	$—		$156,169,793

*	The Adviser valued these holdings at $0 as of March 31, 2025.

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of MARCH 31, 2025 (Unaudited)

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2021-2024), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the U.S. Government, or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At March 31, 2025, the value of securities loaned by the Fund was $1,119,941 and the Fund received cash collateral of $1,191,430. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option Contracts – The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of MARCH 31, 2025 (Unaudited)

purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost-effective way to gain exposure to these indexes. The Fund held no option contracts as of March 31, 2025.

(g)

Asset Coverage for Options Positions – The Fund deposits and maintains margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. The amount of such collateral as of March 31, 2025 is denoted in the Fund’s Schedule of Investments.

(h)

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. As of March 31, 2025, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities. The limited use of derivatives by the Fund during the six months ended March 31, 2025, was related to purchased and written equity and index options which resulted in a net realized gain of $46,392 which is reflected on the Statement of Operations. The Fund had option contracts transactions during the six months ended March 31, 2025, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

For the six months ended March 31, 2025, the Fund’s purchases and sales of purchased option contracts were as follows:

Purchases	Sales
$144,621	$191,013

(i)

GAAP requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets through January 31, 2026. For the six months ended March 31, 2025, the Fund accrued $438,346 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $37,749.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at the time of waiver or reimbursement. The Fund is not obligated

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of MARCH 31, 2025 (Unaudited)

to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of March 31, 2025, reimbursements that may potentially be made by the Fund to the Adviser total $324,184, which expire as follows:

September 30, 2025	$102,282
September 30, 2026	$102,223
September 30, 2027	$81,930
September 30, 2028	$37,749

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2024, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$113,392,519
Gross Unrealized Appreciation	$72,246,329
Gross Unrealized Depreciation	(5,117,846)
Net Unrealized Appreciation	$67,128,483

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$226,568
Undistributed Long-term Gains	13,770,798
Other Accumulated Losses	(2,490)
Unrealized Appreciation on Investments	67,128,483
Total Distributable Earnings	$81,123,359

The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

	September 30, 2024	September 30, 2023
Distributions Paid From:
Ordinary Income	$2,233,216	$2,583,061
Long-term Capital Gains	2,796,817	10,493,739
Total Distributions	$5,030,033	$13,076,800

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of MARCH 31, 2025 (Unaudited)

5. Investment Transactions

For the six months ended March 31, 2025, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$31,327,760	$41,139,925

6. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of March 31, 2025, Charles Schwab & Co., Inc., holding shares for the benefit of others in nominee name, held approximately 95.3% of the voting securities of the Fund.

7. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry U.S. Small Cap Value Fund

www.vericimetryfunds.com

(b)	The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on October 4, 2024 (the “Meeting”), the Board of Trustees, including a majority of the independent trustees, met to consider, among other matters, the renewal of the investment management agreement (the “Investment Management Agreement”) between the Adviser and the Fund.

In considering the renewal of the Investment Management Agreement, the Board considered written and oral responses provided by the Adviser to an information request letter submitted by Fund Counsel.

The Board specifically evaluated information provided in relation to the approval of the Investment Management Agreement including details about: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) the management fee and expense ratio of the Fund; (v) potential fall-out benefits to the Adviser from its relationship to the Fund; and (vi) other general information about the Adviser.

The Board reviewed the background information of the Adviser’s key investment personnel, taking into consideration they collectively averaged over 30 years of financial industry experience. The Board discussed the Adviser’s investment process and expressed its satisfaction with the Adviser’s processes for risk management, broker selection, business continuity and monitoring compliance with the Fund’s investment limitations. The Board noted that the Fund outperformed its peer group over the 1-year period and its benchmark across all periods. The Board concluded that the Adviser had provided, and was likely to continue to provide, high quality services to the Fund for the benefit of the shareholders.

The Board compared the Fund’s investment advisory fee and expense ratio to investment advisory fees and expense ratios of the Peer Group. The Board noted that the Fund’s investment advisory fee of 0.50% was higher than the advisory fee for the Fund’s peer group (0.39%) and lower than the Morningstar category average of 0.83%. The Board observed that the Fund’s net expense ratio of 0.61% was higher than that of the Fund’s peer group (0.455%), but significantly lower than the Morningstar category average of 1.10%. The Board also noted the expense limitation agreement in effect for the Fund. The Board, upon reviewing the Adviser’s explanation for the fee structure in place, agreed that the fees selected were appropriate and reasonable in relation to the services to be provided. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

The Board reviewed the reported level of profitability realized by the Adviser from its relationship to the Fund, noting that the Adviser reported a pre-tax profit of approximately 26.93%. After discussion, the Board concluded that the level of profit reported was not excessive.

In terms of potential “fall out” benefits to the Adviser from its relationship to the Fund, the Board noted that the Adviser does not engage in the use of soft dollars. The Board discussed economies of scale, noting that no such economies of scale were achieved at this point given the low asset base of the Fund. The Board agreed that the matter of economies of scale would be revisited at the next renewal of the Investment Management Agreement and as the Fund’s size increases.

The Board then concluded its evaluation and without assigning particular weight to any single conclusion, approved the renewal of the Investment Management Agreement for the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.
(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification for the principal executive and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Dr. Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Dr. Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 9, 2025

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	June 9, 2025